Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 07, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation		Jul. 18, 2018				Jul. 18, 2018
Restricted cash current						$ 0	$ 0
Payment towards loans and advances to related parties						4,100,000
Inventory finished goods current						400,000	300,000
Deferred offering costs						2,100,000	0
Impairment of long lived assets held for use						0	0
Capitalized costs to obtain contract from customers	$ 600,000			$ 300,000	$ 600,000	700,000	1,300,000
Capitalized contract cost, amortization		$ 185,000	$ 118,000	$ 8,000	563,000	$ 500,000	231,000
Percentage of unrecognized tax benefits to be realized for recognition in the income statement						50.00%
Gain on sale of equity method investment					1,800,000
Class of warrant or right, exercise price of warrants or rights						$ 0.0001
Pointsbet Holding Pty Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain on sale of equity method investment					$ 1,800,000
Equity method investments						$ 0	0
Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment towards loans and advances to related parties	$ 4.1
Related party transaction rate of interest	2.50%
Notes receivable from related party						$ 4,700,000	$ 4,500,000
Accounts Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage						10.00%	10.00%
Accounts Payable [Member] | Supplier One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage						17.00%	35.00%
Accounts Payable [Member] | Supplier Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage							12.00%
Accounts Payable [Member] | Supplier Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage							12.00%